UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6709

Name of Registrant: Vanguard Florida Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Florida (97.7%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/11 (14)	1,595	1,647
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	8,695	9,724
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,541
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,847
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,352
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	7,475
Brevard County FL Industrial Development
Revenue (TUFF Florida Technical Project)	6.750%	11/1/39	2,700	2,570
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,509
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.290%	3/1/11 LOC	10,305	10,305
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,107
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	2,500	2,448
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,205	5,349
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	4,635	4,763
Broward County FL School Board COP	5.500%	7/1/18 (4)	3,625	3,714
Broward County FL School Board COP	5.500%	7/1/19 (4)	15,460	15,819
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,215
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	15,000	15,943
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	5,000	5,200
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	1,000	1,037
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	1,000	1,043
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/17	5,000	5,284
Citrus County FL Water & Wastewater System
Revenue	5.000%	10/1/25 (4)	3,270	3,360
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	4,977
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	2,939
Coral Gables FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	8/15/14 (Prere.)	1,855	2,109
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	1,330	1,403
Duval County FL School Board COP	5.000%	7/1/33 (4)	2,000	1,879
1 Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,563
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,040
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,801
Florida Board of Education Lottery Revenue	5.250%	1/1/19 (14)	3,330	3,547
Florida Board of Education Lottery Revenue	5.000%	7/1/20	3,560	3,945

Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,190
Florida Board of Education Lottery Revenue	5.000%	1/1/22 (14)	3,640	3,744
Florida Board of Education Lottery Revenue	5.000%	7/1/22	6,165	6,571
Florida Board of Education Lottery Revenue	5.250%	7/1/24	3,070	3,255
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,225	4,701
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,156
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	3,800	4,364
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (3)	5,000	5,433
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	6,400	6,862
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,590	3,963
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,500	2,725
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	3,719
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/27	5,000	5,187
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/28	4,000	4,091
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/29	5,000	5,160
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/32	5,100	5,121
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,000	2,015
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	20,000	20,066
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	2,000	1,905
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,055
Florida Department of Transportation GO	5.000%	7/1/25	2,620	2,709
Florida Department of Transportation GO	5.000%	7/1/30	7,350	7,364
2 Florida Education System University System
Improvement Revenue TOB VRDO	0.310%	3/7/11 (3)	5,390	5,390
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	6.375%	4/1/31	500	506
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/39	1,010	1,014
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	15,000	15,809
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	3,000	3,203
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	6,350	6,778
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,036
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,189
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,845	2,091
Florida Turnpike Authority Revenue	5.000%	7/1/20 (14)	2,155	2,300
Florida Turnpike Authority Revenue	5.000%	7/1/33	7,500	7,312
Florida Turnpike Authority Revenue	4.500%	7/1/37	4,000	3,447

Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,260
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,174
Gainsville FL Utility System Revenue VRDO	0.340%	3/1/11	3,900	3,900
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/39	4,000	3,692
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	2,834
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	1,225	1,412
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	3,694
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	7,912
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	4,908
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	3,000	2,848
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/26	4,800	4,519
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	7,570	6,727
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,139
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (14)(ETM)	5,000	6,077
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,548
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	2,756
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/38	2,500	2,427
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.250%	3/7/11	3,935	3,935
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,043
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,806
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	5,000	4,794
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,685
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/39	3,500	3,381
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,128

Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,360
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,368
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.190%	3/1/11 LOC	1,400	1,400
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,025
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,275	5,129
Lake County FL School Board COP	5.000%	6/1/30 (2)	4,000	3,782
Lakeland FL Electric & Water Revenue	0.000%	10/1/12 (14)	2,020	1,978
Lakeland FL Electric & Water Revenue	6.050%	10/1/14 (4)	2,000	2,279
Lee County FL Industrial Development Authority
Health Care Facilities Revenue (Shell Point
Village)	5.000%	11/15/29	4,000	3,120
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	5,090	4,437
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.270%	3/1/11 LOC	3,200	3,200
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	6,540	5,915
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	1,843
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	1,866
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,065
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,002
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30 (14)	4,440	4,196
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,500	2,378
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	2,400	2,288
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	2,000	1,908
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37 (14)	4,655	4,119
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41 (4)	1,150	1,073
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	2,500	2,183
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	6,950	6,436
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	8,492
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,675
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	5,765	5,930
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/31 (2)	3,000	2,938
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,500	4,113

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/39 (2)	5,000	4,550
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	7,000	6,342
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/27 (14)	10,000	9,294
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	9,390	8,673
Miami-Dade County FL School Board COP	5.000%	8/1/14 (14)	1,665	1,757
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,691
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,358
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,223
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	4,561
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,219
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,021
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,678
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	12,000	12,134
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	3,500	3,359
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	4,745	4,503
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	1,925
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	2,047
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,675
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,488
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	7,677
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	3.450%	3/1/11 (4)	4,420	4,420
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	5,851
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.250%	3/7/11 LOC	6,400	6,400
Orange County FL Industrial Development
Authority Revenue (Catholic Charities of
Central Florida Inc. & Diocese of Orlando
Projects) VRDO	0.560%	3/1/11 LOC	900	900
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,070
Orange County FL School Board COP	5.000%	8/1/32 (14)	8,000	7,685
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	10,000	9,047
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/14 (14)	3,000	3,548
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/15 (14)	8,360	10,168
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,003

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	1,984
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	983
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	6,000	5,793
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	2,000	1,864
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/40	3,000	2,742
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.310%	3/7/11 (4)	5,000	5,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	3,000	3,426
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	3,758
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,531
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/25	2,100	2,173
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,603
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	5,233
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	2,000	2,000
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	3,000	2,904
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,751
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,401
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,208
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	1,982
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/25 (13)	3,370	3,457
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/27 (13)	1,000	1,017
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	5,000	5,172
3 Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/31	2,000	2,030
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	2,839
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.190%	3/1/11 LOC	3,000	3,000
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,104
Polk County FL Utility System Revenue	5.250%	10/1/21 (14)	3,620	3,802
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	2,000	2,077
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	1,887
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	3,500	3,646
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	4,961
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,168
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	2,913
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/17 (14)	2,400	2,753

Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,149
Seminole County FL Water & Sewer Revenue	6.000%	10/1/12 (14)	3,430	3,570
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,680
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	5,000	4,672
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	4,589
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	9,409
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/18	2,000	2,148
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/20	5,000	5,198
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/22	5,000	5,088
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/37	5,000	4,456
St. John's County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	1,305	1,328
St. John's County FL Ponte Verda Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,641
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	4,600
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,123
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,016
Sunrise FL Utility System Revenue	5.200%	10/1/22 (ETM)	7,255	8,215
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,085
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,394
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	10,000	9,823
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,282
				859,878
Puerto Rico (1.9%)
Puerto Rico GO	5.250%	7/1/19	775	779
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	25,120	3,817
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	11,900	12,147
				16,743
Total Tax-Exempt Municipal Bonds (Cost $882,458)				876,621
Total Investments (99.6%) (Cost $882,458)				876,621
Other Assets and Liabilities-Net (0.4%)				3,771
Net Assets (100%)				880,392

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of this security represented 0.6% of net assets.
3 Securities with a value of $863,000 have been segregated as initial margin for open futures contracts.

Florida Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

Florida Long-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	876,621	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	(52)	876,621	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Florida Long-Term Tax-Exempt Fund

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(54)	(11,788)	(20)
5-Year United States Treasury Note	June 2011	(111)	(12,980)	(35)
10-Year United States Treasury Note	June 2011	(182)	(21,667)	(69)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $883,480,000. Net unrealized depreciation of investment securities for tax purposes was $6,859,000, consisting of unrealized gains of $20,681,000 on securities that had risen in value since their purchase and $27,540,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.